REVENUES (Tables)	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue
The table below presents our revenues disaggregated into categories based on the nature of such revenues. See Note 17 for revenues by segment disaggregated into these categories.

	Successor	Predecessor
	Period From August 7 - December 31,	Period From January 1 - August 6,	Year Ended December 31,
	2025	2025	2024	2023
Revenues by Type:
Advertising	$3,803	$5,329	$10,295	$9,989
Affiliate and subscription	5,429	8,242	13,153	13,018
Theatrical	154	475	813	813
Licensing and other	2,883	2,576	4,952	5,832
Total Revenues	$12,269	$16,622	$29,213	$29,652